Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 720	$ 1,126	$ 1,174
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	(2,094)	850	2,074
Unrealized gains (losses) on derivatives	(204)	4	347
Foreign currency translation adjustments	28	88	(16)
Other comprehensive income (loss), before income tax	(2,270)	942	2,405
Income tax (expense) benefit related to items of other comprehensive income (loss)	759	(313)	(851)
Other comprehensive income (loss), net of income tax	(1,511)	629	1,554
Comprehensive income (loss)	$ (791)	$ 1,755	$ 2,728